Offerings	May 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	3,481,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 3,481,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 532.94
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $6,502,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	3,021,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 3,021,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 462.52
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $6,502,000.